Equity Method Investments - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	$ 6,000		$ 6,000		$ 6,100
Share of results	$ 6,757	$ 2,001	$ 13,260	$ 1,396	$ 11,147
Economic interest in building and operating marine export terminal	50.00%		50.00%
Unigas International B V [Member]
Schedule of Equity Method Investments [Line Items]
Economic interest in building and operating marine export terminal	33.33%		33.33%		33.33%
Equity Method Investment, Description of Principal Activities			commercial and operational manager of seagoing vessels capable of carrying liquefied petrochemical and petroleum gases on a worldwide basis.
Dan Unity COTwo A S [Member]
Schedule of Equity Method Investments [Line Items]
Economic interest in building and operating marine export terminal	50.00%		50.00%		50.00%
Equity Method Investment, Description of Principal Activities			commercial and technical projects relating to seaborne transportation of CO2.
Ethylene Marine Export Terminal [Member]
Schedule of Equity Method Investments [Line Items]
Amortization cost			$ 100		$ 100
Export Terminal [Member]
Schedule of Equity Method Investments [Line Items]
Equity contributions to joint venture			146,500
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	$ 147,000		147,000		$ 147,600
Share of results			$ 13,300	$ 1,500